Related-Party and Party-In-Interest Transactions - Additional Information (Details) - EBP 004 & 003 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Alcoa Corporation Stock Fund
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Market value of purchases amount	$ 2,990,770
Market value of sales amount	5,138,270
Alcoa Corporation Common Stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Dividends earned on common stock	$ 132,787
EBP, number of plans owned	259,732	291,433